Personnel expenses (Detail) - CHF (SFr) SFr in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018		Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Personnel Expenses [Line Items]
Salaries and variable compensation		SFr 2,430	SFr 2,585		SFr 2,428	SFr 5,014		SFr 4,871
Financial advisor variable compensation	[1]	996	974		992	1,970		1,979
Contractors		127	116		107	243		200
Social security		195	229		187	423		389
Pension and other post-employment benefit plans		169	(30)	[2]	169	138	[2]	369
Other personnel expenses		142	141		130	284		266
Total personnel expenses		4,059	4,014		4,014	8,073	[3]	8,074	[3]
Profit / (loss) before tax		SFr 1,679	1,973		SFr 1,502	SFr 3,652	[3]	SFr 3,192	[3]
Changes to Pension Fund of UBS in Switzerland
Personnel Expenses [Line Items]
Profit / (loss) before tax			SFr 225

[1]
Financial advisor variable compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

[2]
Changes to the Pension Fund of UBS in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of CHF 225 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 5 Personnel expenses” in the “Consolidated financial statements” section of the first quarter 2018 report for more information.

[3]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.